Share issuances and warrants (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) shares	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2023 CAD ($)	Apr. 24, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 CAD ($) $ / shares shares	Jul. 29, 2024 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares						$ 5.75
Debt Conversion, Converted Instrument, Shares Issued | shares	1,941,120
Accounts Payable, Current	$ 38,397		$ 26		$ 39,842	$ 39
Gross proceeds | $		$ 1,269
Share purchase warrants, per share | $ / shares						$ 0.5
Issuance of warrants | shares					132,220,000	132,220,000
Issuance of warrants reserve | $		$ 294
Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, measurement input					3.24	3.24
Measurement Input, Price Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, measurement input					94.73	94.73
Inventory [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accounts Payable, Current | $	2,900
Professional Fee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accounts Payable, Current | $	$ 3,100
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				4,036,697
Shares issued price per share | (per share)						$ 4.80	$ 2.18
Warrants and Rights Outstanding | $				$ 8,800
Exercise price | $ / shares							$ 0.001
Number of shares issued | shares		264,439,000
Gross proceeds | $		$ 1,269
Private Placement [Member] | PreFunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	2,756,697			2,756,697
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued | shares		264,439
Issuance of warrants reserve | $
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				1,280,000